Summary of Significant Accounting Policies - Staking Rewards (Details) - Avalanche Treasury Company, LLC	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) item	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 USD ($) item
Summary of Significant Accounting Policies
Percentage of minimum uptime to be maintained by validators	90.00%	90.00%	80.00%
stAVAX
Summary of Significant Accounting Policies
Tokens	1,180,516	1,180,516	1,180,516
Carrying value	$ 10,187,157	$ 15,246,914	$ 15,246,914
Impairment loss	$ 5,059,757	$ 13,600,000